Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of cash and cash equivalents
Cash at bank	$ 157,807		$ 157,807		$ 128,916
Deposits at call	456		456		412
Cash and cash equivalents	158,263	$ 60,077	158,263	$ 60,077	$ 129,328	$ 50,426
Loss for the period	$ (26,515)	$ (15,263)	(76,751)	(45,330)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			3,135	2,661
Foreign exchange (gains)/losses			(1,425)	20
Finance costs			7,732	6,764
Remeasurement of borrowing arrangements			(4,678)	(1,098)
Remeasurement of contingent consideration			(18,103)	(1,276)
Equity settled share-based payment			10,440	4,527
Deferred tax benefit			(754)	(6,158)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables			(1,310)	(556)
Decrease/(increase) in prepayments			(2,235)	1,253
Decrease/(increase) in tax assets				1,499
Increase/(decrease) in trade creditors and accruals			(529)	6,313
Increase/(decrease) in provisions			(1,473)	2,098
Increase/(decrease) in deferred consideration				(7,500)
Net cash (outflows) in operating activities			$ (85,951)	$ (36,783)